Thrivent Series Fund, Inc.
625 Fourth Avenue South
Minneapolis, Minnesota 55415
February 12, 2018
VIA EDGAR
EDGAR Operations Branch
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	Thrivent Series Fund, Inc. (the “Registrant”) File Nos. 33-3677 and 811-4603
Dear Sir or Madam:
Post-Effective Amendment (“PEA”) No. 59 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 60 under the Investment Company Act of 1940 (the “1940 Act”) to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted (the “TSF Amendment”). This filing has been electronically redlined to indicate changes from the Registrant’s currently effective Registration Statement filed on April 28, 2017 as PEA No. 56 under the 1933 Act and Amendment No. 57 under the 1940 Act (the “Prior Filing”).
As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective April 27, 2018 pursuant to the provisions of Rule 485(a) under the 1933 Act. A Rule 485(a) filing is being made to add Thrivent Small Cap Growth Portfolio as a new series of the Registrant. The filing is also being made because of material changes to Thrivent Government Bond Portfolio and Thrivent Partner Healthcare Portfolio, as described further below. Thrivent Small Cap Growth Portfolio, Thrivent Government Bond Portfolio, and Thrivent Partner Healthcare Portfolio are herein referred to as the “Portfolios.” The prospectus of the Registration Statement contains material changes relative to the Prior Filing regarding the Portfolios. Pursuant to Investment Company Act Release No. 13768, the Registrant respectfully requests selective review of only the sections of the TSF Amendment pertaining to the Portfolios for the reasons set forth below:
1.	The TSF Amendment is modeled on Parts A and B of the Registration Statements of Thrivent Series Fund, Inc. PEA No. 55 and Amendment No. 56, which were reviewed by staff of the U.S. Securities and Exchange Commission (the “Staff”) in the context of a Rule 485(a) filing made by the Registrant on February 10, 2017 (the “TSF 485(a) Filing”). The Prior Filing contains material changes relative to the TSF 485(a) Filing as a result of certain Staff comments on the TSF 485(a) Filing. The only material changes relative to the Prior Filing and the TSF 485(a) Filing are in response to the remaining comments on the TSF 485(a) Filing and regarding the Portfolios.
2.	Thrivent Mutual Funds (“TMF”) filed PEA No. 88 under the 1933 Act and Amendment No. 89 under the 1940 Act to the Registration Statement of TMF on December 11, 2017 (the “TMF Amendment”) pursuant to Rule 485(a) under the 1933 Act to add a series that is substantively identical to Thrivent Small Cap Growth Portfolio. In fact, most of the series of the Registrant are substantially identical to series of TMF. The TMF Amendment was reviewed by the Staff with respect to all of the series of TMF, and TMF subsequently responded to the Staff’s comments in a letter dated January 29, 2018 (the “TMF Response Letter”). The TSF Amendment incorporates disclosure changes noted in the TMF Response Letter, including those related to the Portfolios.
3.	In connection with its annual update to N-1A, Registrant will be introducing summary prospectuses. As previously discussed, the summary section of the prospectus for each series is modeled on the Prior Filing and contains the changes noted in Registrant’s response to the Staff’s comments received in connection with the TSF 485(a) Filing, filed on April 11, 2017.
4.	Effective August 28, 2017, following shareholder approval, Thrivent Government Bond Portfolio changed its name from Thrivent Bond Index Portfolio and began operating with a new investment objective and new investment strategies. These changes are discussed in a supplement to the prospectus of the Registration Statement filed on August 18, 2017 and are further discussed in the proxy statement filed by Registrant on June 14, 2017. The TSF Amendment incorporates these and other related material changes. Additionally, with these changes, Thrivent Government Bond Portfolio has investment objectives, policies and techniques that are similar to, and disclosures that are the same as, those of Thrivent Government Bond Fund, a portfolio of Registrant’s affiliate TMF, which as previously discussed was reviewed in connection with the TMF Amendment.
5.	On September 8, 2017, the Registrant and its adviser entered into an investment subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock”) for Thrivent Partner Healthcare Portfolio. BlackRock replaced the previous subadviser. In connection with this change, Registrant filed a supplement to its Registration Statement on each of September 1, 2017 and September 11, 2017, and an information statement pursuant to section 14 of the Securities Exchange Act of 1934 on September 13, 2017. These filings disclosed changes related to the appointment of a new subadviser. The TSF Amendment incorporates these changes.
Other sections of the prospectus and the statement of additional information portions of the enclosed Registration Statement may contain changes, but we do not view them as material relative to the Prior Filing.
In connection with the review of this filing by the Staff, the Registrant acknowledges the Staff’s view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
If you have any additional comments or questions, please feel free to contact me at (612) 844-4198.
Thank you,
/s/ Michael W. Kremenak
Michael W. Kremenak
Secretary and Chief Legal Officer